Revenue from contracts with customers and trade receivables (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Revenue	₨ 153,851	[1],[2]	$ 2,225	₨ 142,028	[1],[2]	₨ 140,809	[1],[2]
Global Generic [Member]
Revenue	122,903			114,014		115,409
Global Generic [Member] | Gastrointestinal [Member]
Revenue	19,250			19,153		21,190
Global Generic [Member] | Oncology [Member]
Revenue	18,357			16,999		17,054
Global Generic [Member] | Cardiovascular [Member]
Revenue	15,106			16,501		15,553
Global Generic [Member] | Pain Management [Member]
Revenue	13,806			12,898		14,323
Global Generic [Member] | Central Nervous System [Member]
Revenue	15,909			12,509		12,749
Global Generic [Member] | Anti-Infective [Member]
Revenue	7,073			6,557		7,189
Global Generic [Member] | Other Global Generics [Member]
Revenue	₨ 33,402			₨ 29,397		₨ 27,351

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).